Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Financial Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncurrent Assets
Financial assets at fair value through profit or loss	₱ 3,369	₱ 4,763
Derivative financial assets – net of current portion	1	140
Financial assets at fair value through other comprehensive income – net of current portion	162	2,749
Other financial assets – net of current portion	1,986	2,275
Debt instruments at amortized cost		150
Current Assets
Cash and cash equivalents (Note 16)	24,369	51,654	₱ 32,905	₱ 38,722
Short-term investments	314	1,165
Trade and other receivables (Note 17)	22,436	24,056	₱ 33,761
Current portion of derivative financial assets	41	183
Current portion of debt instruments at amortized cost	150
Current portion of financial assets at fair value through other comprehensive income	2,757	1,604
Current portion of other financial assets	8,086	7,008
Total assets	63,671	95,747
Noncurrent Liabilities
Interest-bearing financial liabilities – net of current portion	172,834	155,835
Lease liabilities – net of current portion	13,100
Derivative financial liabilities – net of current portion	25
Customers' deposits	2,205	2,194
Deferred credits and other noncurrent liabilities	2,179	3,088
Current Liabilities
Accounts payable	76,384	72,818
Accrued expenses and other current liabilities	81,154	76,782
Current portion of interest-bearing financial liabilities	19,722	20,441
Current portion of lease liabilities	3,215
Dividends payable	1,584	1,533
Current portion of derivative financial liabilities	88	80
Total liabilities	372,490	332,771
Net assets (liabilities)	(308,819)	(237,024)
Cash and cash equivalents [Member]
Current Assets
Cash and cash equivalents (Note 16)	24,369	51,654
Total assets	24,369	51,654
Current Liabilities
Net assets (liabilities)	24,369	51,654
Financial instruments at amortized cost [Member]
Noncurrent Assets
Other financial assets – net of current portion	1,986	2,275
Debt instruments at amortized cost		150
Current Assets
Short-term investments	314	1,165
Trade and other receivables (Note 17)	22,436	24,056
Current portion of debt instruments at amortized cost	150
Current portion of other financial assets	1,220	175
Total assets	26,106	27,821
Noncurrent Liabilities
Interest-bearing financial liabilities – net of current portion	172,834	155,835
Lease liabilities – net of current portion	13,100
Customers' deposits	2,205	2,194
Deferred credits and other noncurrent liabilities	2,179	3,088
Current Liabilities
Accounts payable	76,384	72,818
Accrued expenses and other current liabilities	73,303	68,920
Current portion of interest-bearing financial liabilities	19,722	20,441
Current portion of lease liabilities	3,215
Dividends payable	1,584	1,533
Total liabilities	364,527	324,829
Net assets (liabilities)	(338,420)	(297,008)
Financial instruments at FVPL [Member]
Noncurrent Assets
Financial assets at fair value through profit or loss	3,369	4,763
Derivative financial assets – net of current portion	1	140
Current Assets
Current portion of derivative financial assets	41	183
Current portion of other financial assets	6,866	6,833
Total assets	10,277	11,919
Noncurrent Liabilities
Derivative financial liabilities – net of current portion	25
Current Liabilities
Accrued expenses and other current liabilities	7,851	7,862
Current portion of derivative financial liabilities	88	80
Total liabilities	7,964	7,942
Net assets (liabilities)	2,313	3,977
Financial instruments at FVOCI [Member]
Noncurrent Assets
Financial assets at fair value through other comprehensive income – net of current portion	162	2,749
Current Assets
Current portion of financial assets at fair value through other comprehensive income	2,757	1,604
Total assets	2,919	4,353
Current Liabilities
Net assets (liabilities)	₱ 2,919	₱ 4,353